Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AFL CIO HOUSING INVESTMENT TRUST [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.62%	(0.78%)	1.47%
Without Sales Load [Member] | AFL CIO HOUSING INVESTMENT TRUST [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.95%	(0.46%)	1.84%
Bloomberg Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	6.08%	(0.73%)	1.76%

[1]	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith.